Related party transactions (Details Narrative) ¥ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jul. 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)	Sep. 30, 2012	Dec. 31, 2018 CNY (¥) Integer	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2019
Disclosure of transactions between related parties [line items]
Operating lease amount					¥ 3,483	¥ 4,537
Borrowed amount					¥ 10,000	¥ 10,000
Borrowings Interest rate					9.70%	9.60%
Repayments of loan payable					¥ 414,924	¥ 347,800	¥ 274,990
Loan receivables					579,654	791,390
Interest expenses					(26,451)	(33,791)	¥ (22,151)
Related party receivables					300	¥ 0
Interest payable to related parties					1,403
Loan Extension Agreement [Member]
Disclosure of transactions between related parties [line items]
Borrowed amount	¥ 10,000
Borrowings Interest rate	15.00%
Penalty interest rate	9.00%
Loan Extension Agreement [Member] | Subsequenty Event [Member]
Disclosure of transactions between related parties [line items]
Borrowings Interest rate								15.00%
Penalty interest rate								9.00%
2013 | Lease commitment [Member] | First Five Years [Member]
Disclosure of transactions between related parties [line items]
Operating lease amount					1,000
2014 | Lease commitment [Member] | First Five Years [Member]
Disclosure of transactions between related parties [line items]
Operating lease amount					1,000
2015 | Lease commitment [Member] | First Five Years [Member]
Disclosure of transactions between related parties [line items]
Operating lease amount					1,000
2016 | Lease commitment [Member] | First Five Years [Member]
Disclosure of transactions between related parties [line items]
Operating lease amount					1,000
2017 | Lease commitment [Member] | First Five Years [Member]
Disclosure of transactions between related parties [line items]
Operating lease amount					1,000
2018 | Lease commitment [Member] | Last Five Years [Member]
Disclosure of transactions between related parties [line items]
Operating lease amount					1,100
2019 | Lease commitment [Member] | Last Five Years [Member]
Disclosure of transactions between related parties [line items]
Operating lease amount					1,100
2020 | Lease commitment [Member] | Last Five Years [Member]
Disclosure of transactions between related parties [line items]
Operating lease amount					1,100
2021 | Lease commitment [Member] | Last Five Years [Member]
Disclosure of transactions between related parties [line items]
Operating lease amount					1,100
2022 | Lease commitment [Member] | Last Five Years [Member]
Disclosure of transactions between related parties [line items]
Operating lease amount					¥ 1,100
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Number of days for borrowing period					97 days
Ownership interest					80.80%
Hubei New Chutaifu Asset Management Co., Ltd [Member] | Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Borrowings Interest rate					8.00%
Interest expenses					¥ 200
Loans payable to related parties					¥ 800
Ownership interest					50.00%
Hubei New Chutaifu Asset Management Co., Ltd [Member] | Chief Executive Officer [Member] | In 2018 [Member]
Disclosure of transactions between related parties [line items]
Borrowed amount					¥ 20,000
Borrowings Interest rate					12.00%
Repayments of loan payable					¥ 500
Interest expenses					300
Loans payable to related parties					¥ 19,500
Ownership interest					80.80%
Interest payable to related parties					¥ 259
Hubei Daily Media Group [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity					20.00%	20.00%	20.00%
Borrowed amount						¥ 14,000	¥ 42,000
Borrowings Interest rate						10.00%	10.30%
Interest expenses						¥ 800	¥ 2,600
Number of days for borrowing period						209 days	128 days
Hubei Daily Media Group [Member] | Lease commitment [Member]
Disclosure of transactions between related parties [line items]
Operating lease agreement period				10 years
Variable interest entity						20.00%
Office space | Integer					1,673
Lease and related expenses					¥ 1,300	¥ 1,200	¥ 1,100
Prepaid rental					400	400
Consulting expenses					¥ 500	¥ 500	¥ 500
Ownership interest					20.00%	20.00%	20.00%
Consulting expenses payable					¥ 500	¥ 500
Wang Hailin [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity	7.70%		7.70%
Borrowed amount	¥ 10,000		¥ 6,000
Borrowings Interest rate	10.00%		10.00%
Repayments of loan payable	¥ 500		¥ 400
Interest expenses					1,300	500
Interest payable to related parties					33	¥ 243
Li Ling [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity		2.50%				2.50%
Borrowed amount		¥ 2,000			¥ 500	¥ 28,600
Borrowings Interest rate		10.00%			10.00%	10.00%
Repayments of loan payable		¥ 100				¥ 1,200
Interest expenses					¥ 300
Hubei Baoli Ecological Conservation [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity							4.30%
Loan receivables							¥ 8,000
Interest received							¥ 2,400
Kang Chen [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity							4.30%
Interest income rate							36.00%
Loan receivables							¥ 3,000
Interest received							1,000
Wuhan Zhong Ji Gold Co [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity						10.60%
Weighted average interest rate						25.30%
Payments to certain loans payable					¥ 412
Loan receivables						¥ 18,000
Ownership interest					10.60%
Interest received						¥ 6,500
Wuhan Xin Heng Tai Investment Co [Member]
Disclosure of transactions between related parties [line items]
Funds provided by related parties					¥ 954
Loans payable to related parties					¥ 1,366
Ownership interest					10.60%
Hubei JingChu Internet Technology [Member]
Disclosure of transactions between related parties [line items]
Advertising and promotional expenses							¥ 700
Hubei New Nature Investment Co [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity					80.80%	80.80%	80.80%
Office space | Integer					304
Advisory expenses					¥ 200	¥ 200	¥ 200
Paid reverse merger expenses on behalf					10,900	11,300
Reverse merger expenses payable					¥ 22,203	¥ 11,257
Hubei New Nature Investment Co [Member] | Wuhan Securities Exchanges [Member]
Disclosure of transactions between related parties [line items]
Ownership interest					80.80%	80.80%	80.80%
Advisory expenses with a related party					¥ 700	¥ 2,500	¥ 3,900
Advisory expense payable					4,235	521
Chutian Wealth (Wuhan) Financial Services Co. Ltd [Member]
Disclosure of transactions between related parties [line items]
Intermediary fees					1,700	5,300	¥ 200
Intermediary fee payable						¥ 904
Securities exchange fund raising percentage					6.00%	6.00%	6.00%
Hubei Shanyin Wealth Management Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Interest income rate					9.00%
Interest expenses					¥ 1,400
Loans payable to related parties					¥ 60,000
Hubei Shanyin Wealth Management Co., Ltd [Member] | Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Borrowings Interest rate					69.50%
Maturity ranging description					August to October 2019
Wuhan Xin Heng Tai Investment Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Variable interest entity						10.60%
Weighted average interest rate						24.90%
Loan receivables						¥ 19,000
Interest received						¥ 4,900